Note 10 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.

From December 5, 2013 to March 19, 2014 the Company entered into a series of transactions with a number of entities affiliated with our President, Chief Executive Officer and Director, Evangelos J. Pistiolis that led to the purchase of our fleet of newbuilding vessels (see Note 4). As a result of these transactions, the Company has remaining contractual commitments for the acquisition of its fleet totaling $130,668, including $22,138, $28,170, $28,170, $26,010 and $26,180 pursuant to newbuilding agreements for Hull S407, Hull S418, Hull S419, Hull S414 and Hull S417, respectively. Of these contractual commitments for the acquisition of our fleet, $12,840 is payable in 2014, $51,433 in 2015 and $66,395 in 2016.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.